Note 8 - Stockholders' Equity (Details) - Common Stock Reserved for Future Issuance	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Common Stock Reserved for Future Issuance [Abstract]
Stock options and RSUs outstanding	5,701,989	3,981,895	3,900,171
Shares available for grant under stock option plan	677,097	1,475,191	865,433	837,304
Warrants for common stock	3,991,205	3,991,205	3,991,205
	10,370,291	9,448,291	8,756,809